Business Combinations (Tables)	12 Months Ended
Mar. 31, 2022
MOL Information Processing Services (I) Private Limited [Member]
Statement [LineItems]
Purchase Price Allocation to Assets Acquired and Liabilities Assumed
The purchase price has been allocated on a provisional basis, as set out below, to the assets acquired and liabilities assumed in the business combination.

Amount
Total assets	$3,981
Less: Total liabilities	(2,321)

Net assets acquired	1,660
Less: Purchase consideration	(2,958)

Goodwill on acquisition	$1,298